Personnel expenses	12 Months Ended
Nov. 30, 2021
Text Block [Abstract]
Personnel expenses
4.	Personnel expenses

	Note	2021	2020

Salaries and short-term employee benefits		$11,480	$7,564

Post-employment benefits		644	458

Share-based compensation	21(e),(g)	1,651	1,297

Termination benefits		209	876

		$13,984	$10,195